MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST        Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2000               New York, New York 10048

DEAR SHAREHOLDER:

Amid rising interest rates, many of the world's investment-grade bond markets declined during the six-month period ended April 30, 2000. The 10-year U.S. Treasury note yield rose by 20 basis points, and yields also rose in many European bond markets. Benchmark German government 10-year yields rose by 15 basis points during the period. More importantly, the continued strength of the U.S. dollar relative to many investment-grade currencies resulted in currency losses for most non-dollar-denominated investments.

The primary factor causing both the weakness in bonds and a strong U.S. dollar was the unprecedented strength of the U.S. economy. For the United States, this status increased concern about higher inflation and heightened competition for funds. Fortunately, the federal government's reduced borrowing requirements and a Treasury debt buyback program partially offset pressures on the bond market. The strong economy and higher rates also served as a magnet for foreign capital, resulting in an even stronger dollar. Finally, the relative weakness of foreign currencies allowed non-U.S. economies to accelerate and inflation pressures to increase, thus creating pressure on their bond markets.

There were a few bright spots in the investment-grade bond markets during the period under review. The Greek government market posted modest gains while the Norwegian, Swedish and British currencies held up somewhat better relative to other European currencies. These opportunities afforded the Fund a modest degree of cushioning an otherwise inhospitable global environment.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended April 30, 2000, Morgan Stanley Dean Witter World Wide Income Trust's Class B shares posted a total return of -4.95 percent, compared to -5.47 percent for the unmanaged Lehman

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

Brothers Global Intermediate Bond Index(1). For the same period, the Fund's Class A, C and D shares produced total returns of -4.51 percent, -4.96 percent and -4.42 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Throughout the period under review, the Fund continued its strategy of seeking the best-performing markets within its investment-grade mandate while maintaining attractive income and dividend levels. It also kept its duration exposure below that of most funds in its investment category. Because of the Fund's income objectives, it did not invest in the Japanese markets, where short-term interest rates were near zero. The Fund also invested most of its funds in European fixed-income markets, which held up better than their North American counterparts, but hedged a portion of its currency exposure to limit the effect of declining non-U.S. exchange rates.

LOOKING AHEAD

In the months ahead, we anticipate a more favorable environment for the world's investment-grade bond markets. The factors that have been so adverse for non-U.S. currencies (i.e., strong U.S. dollar and economy) are likely to be more benign during the coming months. Therefore, we believe that the attraction of the U.S. economy for global funds is likely to weaken at a time when the United States still needs to fund its outsized $300 billion current-account deficit.

We appreciate your ongoing support of Morgan Stanley Dean Witter World Wide Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

---------------------
(1)The Lehman Brothers Global Intermediate Bond Index includes local currency-denominated sovereign debt of 19 countries with maturities of 1 to 10 years. The performance of the index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

FUND PERFORMANCE April 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                      CLASS A*
----------------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)    0.25 %(1)    (1.32)%(2)
1 Year                      (6.61)%(1)   (10.58)%(2)

                     CLASS B**
----------------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
1 Year                      (7.32)%(1)   (11.69)%(2)
5 Years                      4.10 %(1)     3.82 %(2)
10 Years                     5.24 %(1)     5.24 %(2)

                      CLASS C+
----------------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)   (0.40)%(1)    (0.40)%(2)
1 Year                      (7.33)%(1)    (8.20)%(2)

                     CLASS D++
----------------------------------------------------
PERIOD ENDED 4/30/00
-------------------------
Since Inception (7/28/97)    0.53 %(1)
1 Year                      (6.40)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                COUPON   MATURITY
       THOUSANDS                                                 RATE      DATE         VALUE
 -----------------------------------------------------------------------------------------------
                          GOVERNMENT & CORPORATE BONDS (80.2%)
                          BELGIUM (5.4%)
                          Government Obligation
     EUR     4,250        Belgian Government Bond+............    8.50%  10/01/07    $4,553,226
                                                                                     ----------

                          CANADA (5.3%)
                          Government Obligation
     CAD     6,350        Government of Canada................    7.25   06/01/07     4,523,373
                                                                                     ----------

                          DENMARK (8.9%)
                          Finance Companies (7.1%)
     DKK    24,475        Realkredit Denmark+.................    6.00   10/01/29     2,812,518
            29,581        Unikredit Realkredit+...............    5.00   10/01/29     3,166,467
                                                                                     ----------
                                                                                      5,978,985
                                                                                     ----------
                          Government Obligation (1.8%)
            12,000        Kingdom of Denmark+.................    9.00   11/15/00     1,493,759
                                                                                     ----------
                          TOTAL DENMARK...........................................    7,472,744
                                                                                     ----------

                          GERMANY (0.6%)
                          Major Banks
     GBP       300        Bayerische Vereinsbank+.............    7.50   12/27/00       467,354
                                                                                     ----------

                          GREECE (11.4%)
                          Government Obligations
     GRD 1,000,000        Greece (Republic of)+...............    8.70   04/08/05     3,011,597
         1,500,000        Greece (Republic of)+...............    9.70   05/27/01     4,179,391
           900,000        Hellenic (Republic of)..............    6.30   01/29/09     2,463,089
                                                                                     ----------
                          TOTAL GREECE............................................    9,654,077
                                                                                     ----------

                          ITALY (1.7%)
                          Government Obligation
     EUR     1,608        Italy Treasury Bond.................   10.50   07/15/00     1,479,117
                                                                                     ----------

                          LUXEMBOURG (2.0%)
                          Extra-Governmental Institutions - Banking
             1,850        European Investment Bank+...........    6.00   04/04/01     1,702,339
                                                                                     ----------

                          NORWAY (16.2%)
                          Government Obligations
     NOK    82,000        Norway (Kingdom of)+................    9.50   10/31/02     9,758,499
             5,000        Norway (Kingdom of)+................    5.75   11/30/04       544,597
            30,000        Norway (Kingdom of)+................    6.75   01/15/07     3,436,326
                                                                                     ----------
                          TOTAL NORWAY............................................   13,739,422
                                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


       PRINCIPAL
       AMOUNT IN                                                COUPON   MATURITY
       THOUSANDS                                                 RATE      DATE         VALUE
 -----------------------------------------------------------------------------------------------
                          UNITED KINGDOM (5.6%)
                          Government Obligation (4.6%)
     GBP     2,500        U.K. Treasury Bond+.................    7.00%  06/07/02    $3,941,245
                                                                                     ----------
                          Major Banks (1.0%)
               500        Union Bank of Switzerland...........    8.00   01/08/07       819,807
                                                                                     ----------
                          TOTAL UNITED KINGDOM....................................    4,761,052
                                                                                     ----------

                          UNITED STATES (23.1%)
                          Government Agencies & Obligations (14.5%)
     $       2,000        Federal National Mortgage Assoc.....    7.25   01/15/10     1,993,940
             9,650        U.S. Treasury Bond*+................   13.125  05/15/01    10,275,320
                                                                                     ----------
                                                                                     12,269,260
                                                                                     ----------
                          Major Banks (8.6%)
     GBP     2,500        KFW International Finance Inc.......   10.625  09/03/01     4,053,972
             1,076        Morgan Guaranty Trust Co............    7.375  12/28/01     1,667,435
             1,000        Morgan Guaranty Trust Co.+..........    7.75   12/30/03     1,588,098
                                                                                     ----------
                                                                                      7,309,505
                                                                                     ----------
                          TOTAL UNITED STATES.....................................   19,578,765
                                                                                     ----------
                          TOTAL GOVERNMENT & CORPORATE BONDS
                          (Identified Cost $80,698,782)...........................   67,931,469
                                                                                     ----------

                          SHORT-TERM INVESTMENTS (15.4%)
                          UNITED STATES
                          TIME DEPOSITS (a) (8.6%)
                          Major Banks
     GRD 1,476,000        Bank of America.....................    8.15   05/17/00     3,992,750
     SEK     5,621        Chase Manhattan Bank................    3.50   05/04/00       628,625
     GRD 1,000,000        Chase Manhattan Bank................    7.625  09/20/00     2,705,115
                                                                                     ----------
                          TOTAL TIME DEPOSITS
                          (Identified Cost $7,886,398)............................    7,326,490
                                                                                     ----------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


       PRINCIPAL
       AMOUNT IN                                                COUPON   MATURITY
       THOUSANDS                                                 RATE      DATE         VALUE
 -----------------------------------------------------------------------------------------------
                          GOVERNMENT AGENCY (b) (6.8%)
     $       5,750        Federal Home Loan Mortgage Corp.
                          (Amortized Cost $5,750,000).........    5.88%  05/01/00    $ 5,750,000
                                                                                     -----------
                          TOTAL SHORT-TERM INVESTMENTS
                          (Identified Cost $13,636,398)...........................    13,076,490
                                                                                     -----------

                          TOTAL INVESTMENTS
                          (Identified Cost $94,335,180) (c)...............   95.6%    81,007,959

                          OTHER ASSETS IN EXCESS OF LIABILITIES ..........    4.4      3,737,777
                                                                            -----    -----------

                          NET ASSETS......................................  100.0%   $84,745,736
                                                                            =====    ===========

---------------------
 * The market value of securities pledged to cover margin requirements for open futures contracts is $165,000.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a) Subject to withdrawal restrictions until maturity.
(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized depreciation is $13,327,221.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


FUTURES CONTRACTS OPEN AT APRIL 30, 2000:

                                              UNDERLYING
NUMBER OF   DESCRIPTION, DELIVERY MONTH,      FACE AMOUNT     UNREALIZED
CONTRACTS             AND YEAR                 AT VALUE          LOSS
------------------------------------------------------------------------
   110      U.S. Treasury Bond, June/2000     $10,621,875      $(35,625)
                                              ===========      ========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2000:

                       IN
    CONTRACTS       EXCHANGE   DELIVERY    UNREALIZED
   TO DELIVER         FOR        DATE     APPRECIATION
-------------------------------------------------------
GBP     2,140,400  $3,389,537  05/08/00    $   64,854
EUR       806,000  $  774,445  05/18/00        40,716
EUR       657,447  $  633,023  05/18/00        34,527
GRD 2,979,275,000  $8,481,680  05/18/00       433,284
GRD 1,673,850,000  $4,785,710  05/18/00       263,869
GRD 1,512,922,535  $4,310,198  05/18/00       223,096
GBP     1,630,000  $2,571,211  05/31/00        38,924
                                           ----------
                   Total unrealized
                   appreciation........    $1,099,270
                                           ==========

Currency Abbreviations:
-----------------------
GBP  British Pound.
CAD  Canadian Dollar.
DKK  Danish Krone.
EUR  Euro.
GRD  Greek Drachma.
NOK  Norwegian Krone.
SEK  Swedish Krona.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $94,335,180)..............................  $ 81,007,959
Unrealized appreciation on open forward foreign currency
 contracts..................................................     1,099,270
Cash (including $1,000 in foreign currency).................        63,183
Receivable for:
    Interest................................................     2,613,699
    Compensated forward foreign currency contracts..........       212,548
    Shares of beneficial interest sold......................        44,495
    Variation margin........................................        34,375
Prepaid expenses and other assets...........................        32,717
                                                              ------------
    TOTAL ASSETS............................................    85,108,246
                                                              ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............        81,712
    Investment management fee...............................        53,748
    Plan of distribution fee................................        43,800
Accrued expenses and other payables.........................       183,250
                                                              ------------
    TOTAL LIABILITIES.......................................       362,510
                                                              ------------
    NET ASSETS..............................................  $ 84,745,736
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $113,304,697
Net unrealized depreciation.................................   (12,415,448)
Net investment loss.........................................      (143,554)
Accumulated net realized loss...............................   (15,999,959)
                                                              ------------
    NET ASSETS..............................................  $ 84,745,736
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $28,184,878
Shares Outstanding (unlimited authorized, $.01 par value)...     3,819,893
    NET ASSET VALUE PER SHARE...............................         $7.38
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........         $7.71
                                                              ============
CLASS B SHARES:
Net Assets..................................................   $51,763,273
Shares Outstanding (unlimited authorized, $.01 par value)...     7,000,556
    NET ASSET VALUE PER SHARE...............................         $7.39
                                                              ============
CLASS C SHARES:
Net Assets..................................................      $764,282
Shares Outstanding (unlimited authorized, $.01 par value)...       103,486
    NET ASSET VALUE PER SHARE...............................         $7.39
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $4,033,303
Shares Outstanding (unlimited authorized, $.01 par value)...       545,055
    NET ASSET VALUE PER SHARE...............................         $7.40
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 3,744,198
                                                              -----------

EXPENSES
Investment management fee...................................      353,545
Plan of distribution fee (Class A shares)...................       24,062
Plan of distribution fee (Class B shares)...................      249,302
Plan of distribution fee (Class C shares)...................        3,317
Transfer agent fees and expenses............................       87,399
Shareholder reports and notices.............................       56,436
Professional fees...........................................       50,379
Registration fees...........................................       36,844
Custodian fees..............................................       11,365
Trustees' fees and expenses.................................        9,172
Other.......................................................        2,011
                                                              -----------

    TOTAL EXPENSES..........................................      883,832
                                                              -----------

    NET INVESTMENT INCOME...................................    2,860,366
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................   (4,087,802)
    Futures contracts.......................................      303,394
    Foreign exchange transactions...........................    2,370,360
                                                              -----------

    NET LOSS................................................   (1,414,048)
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (6,730,433)
    Futures contracts.......................................     (244,362)
    Translation of forward foreign currency contracts, other
     assets and liabilities denominated in foreign
     currencies.............................................      807,769
                                                              -----------

    NET DEPRECIATION........................................   (6,167,026)
                                                              -----------

    NET LOSS................................................   (7,581,074)
                                                              -----------

NET DECREASE................................................  $(4,720,708)
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX     FOR THE YEAR
                                                       MONTHS ENDED        ENDED
                                                      APRIL 30, 2000  OCTOBER 31, 1999
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $ 2,860,366      $  5,824,612
Net realized loss....................................   (1,414,048)       (8,285,374)
Net change in unrealized depreciation................   (6,167,026)       (3,878,832)
                                                       ------------     ------------

    NET DECREASE.....................................   (4,720,708)       (6,339,594)
                                                       ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares...................................   (1,012,044)         (583,059)
    Class B shares...................................   (1,683,773)       (1,711,510)
    Class C shares...................................      (22,324)          (14,322)
    Class D shares...................................      (99,538)          (49,551)

Paid-in-capital
    Class A shares...................................           --        (1,140,000)
    Class B shares...................................           --        (3,346,351)
    Class C shares...................................           --           (28,002)
    Class D shares...................................           --           (96,883)
                                                       ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................   (2,817,679)       (6,969,678)
                                                       ------------     ------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................  (11,711,314)       33,226,526
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................  (19,249,701)       19,917,254

NET ASSETS:
Beginning of period..................................  103,995,437        84,078,183
                                                       ------------     ------------
    END OF PERIOD
    (Including a net investment loss of $143,554 and
    dividends in excess of net investment income
    $186,241, respectively)..........................  $84,745,736      $103,995,437
                                                       ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter World Wide Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks appreciation in the value of its assets. The Fund was organized as a Massachusetts business trust on October 14, 1988 and commenced operations on March 30, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from these estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) futures contracts are valued at the latest sale price on the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at fair value as determined by the Trustees; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $250 million; 0.60% to the portion of daily net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of daily net assets exceeding $1 billion.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,835,479 at April 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $24,875 and $466, respectively, and received $416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $37,805,460 and $41,375,759, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $4,009,063 and $5,348,338, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,298. At April 30, 2000, the Fund had an accrued pension liability of $78,564 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Fund had a net capital loss carryover of approximately $14,500,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:

                            AMOUNT IN THOUSANDS
----------------------------------------------------------------------------
        2000              2001       2002       2004       2005       2007
      --------          --------   --------   --------   --------   --------
        $594             $4,853     $5,322      $214       $471      $3,046
        ====             ======     ======      ====       ====      ======

Due to the Fund's acquisition of Morgan Stanley Dean Witter Global Short-Term Income Fund, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

As of October 31, 1999, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


The Investment Manager has determined that distribution from paid-in-capital is likely to occur for the fiscal year ended October 31, 2000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   APRIL 30, 2000                 OCTOBER 31, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................   1,096,899   $  8,373,900        1,815,359   $ 14,907,629
Reinvestment of dividends...................................      74,646        573,453          126,396      1,038,579
Acquisition of Morgan Stanley Dean Witter Global Short-Term
 Income Fund................................................          --             --        4,683,780     40,215,931
Redeemed....................................................  (1,893,502)   (14,473,471)      (2,218,440)   (18,155,151)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class A...........................    (721,957)    (5,526,118)       4,407,095     38,006,988
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   3,771,980     29,127,328        8,073,133     69,770,271
Reinvestment of dividends...................................     133,174      1,024,627          356,189      3,038,854
Redeemed....................................................  (5,081,870)   (39,119,514)      (9,201,928)   (79,010,074)
                                                              ----------   ------------       ----------   ------------
Net decrease - Class B......................................  (1,176,716)    (8,967,559)        (772,606)    (6,200,949)
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................      16,120        123,324           98,810        856,107
Reinvestment of dividends...................................       2,519         19,334            4,130         34,529
Redeemed....................................................     (15,863)      (121,651)         (27,927)      (229,069)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................       2,776         21,007           75,013        661,567
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................   1,211,120      9,259,547        2,794,192     22,574,638
Reinvestment of dividends...................................       6,900         52,844           13,041        106,851
Redeemed....................................................    (863,152)    (6,551,035)      (2,727,393)   (21,922,569)
                                                              ----------   ------------       ----------   ------------
Net increase - Class D......................................     354,868      2,761,356           79,840        758,920
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) in Fund.............................  (1,541,029)  $(11,711,314)       3,789,342   $ 33,226,526
                                                              ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2000, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and to manage foreign currency exposure.

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER GLOBAL SHORT-TERM INCOME FUND INC.

As of the close of business on March 12, 1999, the Fund acquired all the net assets of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") pursuant to a plan of reorganization approved by the shareholders of Global Short-Term on February 24, 1999. The acquisition was accomplished by a tax-free exchange of 4,683,780 Class A shares of the Fund at a net asset value of $8.59 per share for 4,700,195 shares of Global Short-Term. The net assets of the Fund and Global Short-Term immediately before the acquisition were $80,419,774 and $40,215,931, respectively, including unrealized depreciation of $893,307 for Global Short-Term. Immediately after the acquisition, the combined net assets of the Fund amounted to $120,635,705.

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX          FOR THE YEAR          FOR THE YEAR         JULY 28, 1997*
                                                MONTHS ENDED             ENDED                 ENDED                 THROUGH
                                               APRIL 30, 2000       OCTOBER 31, 1999      OCTOBER 31, 1998      OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........        $7.98                $9.11                 $9.02                  $8.97
                                                     -----                -----                 -----                  -----

Income (loss) from investment operations:
 Net investment income.......................         0.25                 0.52                  0.59                   0.15
 Net realized and unrealized gain (loss).....        (0.60)               (1.02)                 0.20                   0.05
                                                     -----                -----                 -----                  -----

Total income (loss) from investment
 operations..................................        (0.35)               (0.50)                 0.79                   0.20
                                                     -----                -----                 -----                  -----

Less dividends and distributions from:
 Net investment income.......................        (0.25)               (0.21)                (0.70)                 (0.15)
 Paid-in-capital.............................           --                (0.42)                   --                     --
                                                     -----                -----                 -----                  -----

Total dividends and distributions............        (0.25)               (0.63)                (0.70)                 (0.15)
                                                     -----                -----                 -----                  -----

Net asset value, end of period...............        $7.38                $7.98                 $9.11                  $9.02
                                                     =====                =====                 =====                  =====

TOTAL RETURN+................................        (4.51)%(1)           (5.56)%                9.16%                  2.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................         1.44 %(2)(3)         1.48 %(3)             1.45%(3)               1.46%(2)

Net investment income........................         6.50 %(2)(3)         6.14 %(3)             6.63%(3)               6.69%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......      $28,185              $36,253                $1,227                   $682

Portfolio turnover rate......................           49 %(1)             144 %                 309%                   345%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

                                             FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31
                                             MONTHS ENDED        ----------------------------------------------------------------
                                           APRIL 30, 2000++       1999++        1998++       1997*++         1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....        $8.00             $9.12          $9.03         $9.33         $9.08         $8.55
                                                 -----             -----          -----         -----         -----         -----

Income (loss) from investment operations:
 Net investment income...................         0.22              0.47           0.53          0.55          0.60          0.55
 Net realized and unrealized gain
   (loss)................................        (0.61)            (1.02)          0.20          0.07          0.48          0.48
                                                 -----             -----          -----         -----         -----         -----

Total income (loss) from investment
 operations..............................        (0.39)            (0.55)          0.73          0.62          1.08          1.03
                                                 -----             -----          -----         -----         -----         -----

Less dividends and distributions from:
 Net investment income...................        (0.22)            (0.19)         (0.64)        (0.92)        (0.83)        (0.50)
 Paid-in-capital.........................           --             (0.38)            --            --            --            --
                                                 -----             -----          -----         -----         -----         -----

Total dividends and distributions........        (0.22)            (0.57)         (0.64)        (0.92)        (0.83)        (0.50)
                                                 -----             -----          -----         -----         -----         -----

Net asset value, end of period...........        $7.39             $8.00          $9.12         $9.03         $9.33         $9.08
                                                 =====             =====          =====         =====         =====         =====

TOTAL RETURN+............................        (4.95)%(1)        (6.20)%         8.61%         7.05%        12.60%        12.45%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................         2.14 %(2)(3)      2.09%(3)       2.07%(3)      2.02%         1.96%         1.93%

Net investment income....................         5.80 %(2)(3)      5.53%(3)       6.01%(3)      6.07%         6.39%         6.21%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................      $51,763           $65,415        $81,611       $94,556      $114,022      $138,165

Portfolio turnover rate..................           49 %(1)          144%           309%          345%          263%          254%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated as Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX          FOR THE YEAR          FOR THE YEAR         JULY 28, 1997*
                                                MONTHS ENDED             ENDED                 ENDED                 THROUGH
                                               APRIL 30, 2000       OCTOBER 31, 1999      OCTOBER 31, 1998      OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........        $7.99                $9.11                 $9.02                  $8.97
                                                     -----                -----                 -----                  -----

Income (loss) from investment operations:
 Net investment income.......................         0.22                 0.47                  0.53                   0.14
 Net realized and unrealized gain (loss).....        (0.60)               (1.02)                 0.20                   0.05
                                                     -----                -----                 -----                  -----

Total income (loss) from investment
 operations..................................        (0.38)               (0.55)                 0.73                   0.19
                                                     -----                -----                 -----                  -----

Less dividends and distributions from:
 Net investment income.......................        (0.22)               (0.19)                (0.64)                 (0.14)
 Paid-in-capital.............................           --                (0.38)                   --                     --
                                                     -----                -----                 -----                  -----

Total dividends and distributions............        (0.22)               (0.57)                (0.64)                 (0.14)
                                                     -----                -----                 -----                  -----

Net asset value, end of period...............        $7.39                $7.99                 $9.11                  $9.02
                                                     =====                =====                 =====                  =====

TOTAL RETURN+................................        (4.96)%(1)           (6.19)%                8.62%                  2.12%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................         2.14 %(2)(3)         2.09 %(3)             2.07%(3)               2.00%(2)

Net investment income........................         5.80 %(2)(3)         5.53 %(3)             6.01%(3)               5.89%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......         $764                 $805                  $234                   $111

Portfolio turnover rate......................           49 %(1)             144 %                 309%                   345%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX          FOR THE YEAR          FOR THE YEAR         JULY 28, 1997*
                                                MONTHS ENDED             ENDED                 ENDED                 THROUGH
                                               APRIL 30, 2000       OCTOBER 31, 1999      OCTOBER 31, 1998      OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period.........        $8.01                $9.12                 $9.03                  $8.97
                                                     -----                -----                 -----                  -----

Income (loss) from investment operations:
 Net investment income.......................         0.25                 0.53                  0.72                   0.16
 Net realized and unrealized gain (loss).....        (0.61)               (0.99)                 0.09                   0.05
                                                     -----                -----                 -----                  -----

Total income (loss) from investment
 operations..................................        (0.36)               (0.46)                 0.81                   0.21
                                                     -----                -----                 -----                  -----

Less dividends and distributions from:
 Net investment income.......................        (0.25)               (0.22)                (0.72)                 (0.15)
 Paid-in-capital.............................           --                (0.43)                   --                     --
                                                     -----                -----                 -----                  -----

Total dividends and distributions............        (0.25)               (0.65)                (0.72)                 (0.15)
                                                     -----                -----                 -----                  -----

Net asset value, end of period...............        $7.40                $8.01                 $9.12                  $9.03
                                                     =====                =====                 =====                  =====

TOTAL RETURN+................................        (4.42)%(1)           (5.29)%                9.41%                  2.44%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................         1.29 %(2)(3)         1.24 %(3)             1.22%(3)               1.16%(2)

Net investment income........................         6.65 %(2)(3)         6.38 %(3)             6.86%(3)               6.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......       $4,033               $1,523                $1,006                    $39

Portfolio turnover rate......................           49 %(1)             144 %                 309%                   345%

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Peter J. Seeley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
WORLD WIDE
INCOME TRUST

Semiannual Report
April 30, 2000